UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22126
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock Defined Opportunity Credit Trust

================== BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST ==================

E*TRADE FINANCIAL CORPORATION

Ticker:       ETFC           Security ID:  269246401
Meeting Date: MAY 12, 2011   Meeting Type: Annual
Record Date:  MAR 14, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Frederick W. Kanner      For       For          Management
2     Elect Director Joseph M. Velli          For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  Three Years  Management
5     Ratify Auditors                         For       For          Management

============================= END NPX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Defined Opportunity Credit Trust

Date: August 29, 2011